UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2011


[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA FLORIDA TAX-FREE INCOME FUND]

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       SEMIANNUAL REPORT
       USAA FLORIDA TAX-FREE INCOME FUND
       SEPTEMBER 30, 2011

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

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PRESIDENT'S MESSAGE

"THE RALLY IN MUNICIPAL BONDS SHOULD REMIND
US ALL THAT IT'S ALMOST IMPOSSIBLE TO              [PHOTO OF DANIEL S. McNAMARA]
ANTICIPATE THE SHORT-TERM MOVEMENTS OF THE
FINANCIAL MARKETS."

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NOVEMBER 2011

Investors found plenty to worry about during the reporting period. When the six-month period began, 10-year U.S. Treasury rates were around 3.5% and were widely expected to increase. Political unrest in the Middle East, which had emerged in Tunisia, was spreading to other nations in North Africa. In March, Japan had suffered a devastating earthquake and tsunami. The terrible toll on human life and on that nation's infrastructure, which included emergencies at some nuclear power plants, resulted in supply disruptions and seemed likely to have an adverse effect on companies that did business in or with Japan.

A steady stream of bad news also continued to flow out of the European Union
(EU). Some EU peripheral nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. Meanwhile, U.S. legislators were engaged in a contentious debate about whether to raise the nation's debt ceiling. Shortly after a compromise agreement was reached, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+.

However, despite the gravity of these events, I believe they were of less significance than the slowdown in global economic growth. As economic conditions weakened in the U.S., Europe and China, some observers began to speculate about the possibility of a new recession. The European debt crisis only seemed to exacerbate their fears. A permanent solution remains elusive, although EU policymakers and the International Monetary Fund continue looking for one. In my opinion, a positive outcome appears less and less likely. Furthermore, the health of the entire global financial system has been stressed by the EU's fiscal challenges.

Against this backdrop, the tax-exempt bond market sustained a strong rally. In the fourth quarter of 2010, the municipal market had been roiled by

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

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negative media reports about state and municipal credit quality. Some pundits even went on record predicting massive bond defaults, an opinion we did not share. Our confidence has been well-rewarded. The USAA tax-exempt bond funds performed well during the reporting period as interest rates fell (as interest rates fall, bond prices increase) and state and local governments started on a path of fiscal restraint. Municipalities are working to raise revenue, cut spending, trim payrolls, and renegotiate their long-term commitments with their employees. While the process can be very painful for residents, these efforts are positive from a credit perspective.

The rally in municipal bonds should remind us all that it's almost impossible to anticipate the short-term movements of the financial markets. Investors who believed the gloomy predictions of the pundits may have sold some or all of their municipal holdings during the fourth quarter decline only to watch the rally, which began in January 2011, pass them by. In my opinion, a long-term strategy -- and the patience to see it through -- is the best chance of maximizing investment returns.

At USAA Investment Management Company, we continue to believe that tax-exempt investments have a place in a diversified portfolio. Rest assured our municipal bond managers and analysts will maintain a disciplined approach to managing the USAA tax-exempt funds, focusing on income generation while attempting to select investments that adequately compensate our shareholders for the risks they are assuming.

On behalf of all of us here, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes. o Investing in securities products involves risk, including possible loss of principal. o DIVERSIFICATION IS A TECHNIQUE TO HELP REDUCE RISK. THERE IS NO ABSOLUTE GUARANTEE THAT DIVERSIFICATION WILL PROTECT AGAINST A LOSS OF INCOME. o CDs are insured by the FDIC and offer a fixed rate of return, whereas the return and principal value of an investment in bond fund will fluctuate with changes in market conditions so that shares, when redeemed, may be worth more or less than original cost. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the these funds. Investors are encouraged to closely monitor changes in any factor which may affect their investments.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         19

   Financial Statements                                                      20

   Notes to Financial Statements                                             23

EXPENSE EXAMPLE                                                              32

ADVISORY AGREEMENT                                                           34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES AND SHARES THAT ARE EXEMPT FROM THE FLORIDA INTANGIBLE PERSONAL PROPERTY TAX.*

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TYPES OF INVESTMENTS

Invests primarily in long-term investment-grade Florida tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

*The Florida intangible personal property tax was repealed January 1, 2007, so the Fund will focus on the component of its investment objective that seeks to provide investors with a high level of current income that is exempt from federal income taxes.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

JOHN C. BONNELL, CFA                                  [PHOTO OF JOHN C. BONNELL]
USAA Investment Management Company

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IMPORTANT NOTICE:

On August 25, 2011, the Board of Trustees of USAA Mutual Funds Trust approved the reorganization and merger of the Florida Tax-Free Income Fund into the Tax Exempt Long-Term Fund which is scheduled to occur on or about January 27, 2012 pending shareholder approval. The Florida Tax-Free Income Fund was closed to new investors effective as of the close of business on September 23, 2011.

The Florida Tax-Free Income Fund and the Tax Exempt Long-Term Fund both offer comparable objectives, investment strategies, and restrictions, and the Tax Exempt Long-Term Fund operates with a lower expense ratio than the Florida Tax-Free Income Fund. After determining that it was in the best interests of the shareholders of each fund and that the interests of shareholders in each fund will not be diluted as a result of the transaction, the Board of Trustees approved the merger subject to shareholder approval, which occurred on November 10, 2011. Prior to this date, you should have received a proxy statement that provided more detailed information concerning the reorganization and merger. In addition, legal counsel has advised the Board of Trustees that the reorganization will be treated as a tax-free transaction to the Florida Tax-Free Income Fund and its shareholders.

o HOW DID THE USAA FLORIDA TAX-FREE INCOME FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

  The Fund provided a total return of 10.29% versus an average of 7.51% for the 150 funds in the Lipper Other States Municipal Debt Funds

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2  | USAA FLORIDA TAX-FREE INCOME FUND

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  Average. This compares to a 7.85% return for the Barclays Capital Municipal
  Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.28%, compared to the Lipper category average of 3.77%.

o WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  During the six-month reporting period, the tax-exempt bond market extended the rally that began in January. As usual, supply and demand factors drove performance. New issue supply was light, in part because budget-conscious state and local governments postponed capital projects and therefore issued fewer bonds. Consequently, the volume of new supply during the reporting period was significantly less than what it had been over the same period in 2010.

  The increase in tax-exempt prices also followed a rally in U.S. Treasuries, which municipals tend to follow over time. As U.S. economic growth slowed and concerns increased about Greece's debt problems, investors seemed to prefer the safety and quality of U.S. government securities, driving Treasury yields substantially lower. Investor appetite for Treasuries remained undiminished even after Standard & Poor's Ratings downgraded U.S. government debt to AA+ in August. The Federal Reserve's (the Fed) announcement that it would extend the maturity of its portfolio of securities by selling shorter-term bonds and buying longer-term bonds also pushed longer-term Treasury yields lower. From 4.51% on March 31, 2011, the yield on 30-year Treasury bonds fell to 2.91% on September 30, 2011.

  Municipal yields, which always move in the opposite direction of prices, declined. The yield on 30-year AAA general obligation bonds dropped from 4.80% on March 31, 2011 to 3.55% on September 30, 2011.

  Over the course of the reporting period, states and municipalities made progress with their fiscal challenges. As we anticipated, state and

  Refer to pages 10 and 11 for benchmark definitions.

  Past performance is no guarantee of future results.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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  local governments have been willing to make the politically difficult decisions necessary to balance their budgets, taking steps to cut costs and in some cases, raise taxes. Some states also benefited from higher-than-expected increases in tax revenues, and as a result, many state budget gaps were not as large as initially projected.

o WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

  In managing the Fund, we maintained our income focus, seeking to distribute a high level of tax-free income without taking what we consider undue risk. This approach has enhanced the Fund's long-term dividend yield, which contributes the majority of the portfolio's total return over longer periods of time (see page 8). Our team of municipal analysts helped us identify investments for the Fund. However, because absolute interest rates were so low during the reporting period, we found few opportunities that met our criteria. The Fund remains tilted toward bonds in the BBB and A-rated categories.

  As always, we continued to do our own independent credit research and did not rely on the opinion of credit agencies or bond insurers to evaluate investments for the Fund. We continued to maintain a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax for individuals.

o WHAT ARE THE CONDITIONS IN THE STATE OF FLORIDA?

  The severe housing market downturn and ensuing recession have weighed heavily on Florida's economy, but conditions have begun to stabilize. Because the state has no personal income tax, its revenue sources are tied in large part to consumer sales and housing activity. Florida has been able to keep its budget in balance through a combination of reduced expenditures, some revenue enhancement, and one-time revenue sources such as federal stimulus money. The enacted 2012 budget closed a projected budget gap of approximately $3.6 billion. Although Florida has faced repeated budget gaps, it

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4  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

  has been able to maintain adequate reserves. The state's general obligation bonds are currently rated Aa1 by Moody's Investors Service, AAA by Standard & Poor's Ratings, and AAA by Fitch Ratings.

o WHAT IS YOUR OUTLOOK?

  Although the U.S. economy weakened during the reporting period, it is unclear whether the slow-growth expansion has actually stalled. Yet, with unemployment above 9%, the economic realities are challenging. The Fed has been vocal in its determination to keep interest rates extraordinarily low, pledging to keep short-term interest rates between zero and 0.25% until at least mid-2013. Meanwhile, the high level of joblessness and softness in the housing market are likely to continue to weigh on consumer and investor sentiment. We also expect the European debt crisis to remain a source of stress, at least over the near term.

  Although a number of state and local governments could remain under budgetary pressure, we believe they will continue working to maintain fiscal balance by cutting expenses and increasing revenues. We do not expect a material change in the strong debt repayment record of municipal issuers.

  Tax-exempt bond prices increased significantly during the reporting period, but municipal bonds continue to look attractive relative to other fixed-income alternatives, largely because of their tax-free yields and strong credit quality. Whatever happens in the months ahead, we believe that shareholders should continue making investment decisions based on their long-term goals, risk tolerance and time horizon. The volatility in municipal bond prices between the third quarter of 2010 and the end of the reporting period illustrates the perils of trying to time the market. Shareholders should expect the majority of their long-term return to come from the income provided by the Fund.

  We appreciate your continued confidence in us.

  SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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FUND RECOGNITION

USAA FLORIDA TAX-FREE INCOME FUND

--------------------------------------------------------------------------------

                             LIPPER LEADER (OVERALL)
             (within the Other States Municipal Debt Funds category)

                                       [5]

                                     EXPENSE

                                  AS OF 9/30/11

                                     EXPENSE
--------------------------------------------------------------------------------
                                                                 NUMBER OF FUNDS
PERIOD                          LIPPER SCORE                     WITHIN CATEGORY
--------------------------------------------------------------------------------
Overall                              5                                 265
Three-year                           5                                 265
Five-year                            5                                 254
Ten-year                             5                                 238

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT GUARANTEE OF FUTURE RESULTS. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2011.

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

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6  | USAA FLORIDA TAX-FREE INCOME FUND

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INVESTMENT OVERVIEW

USAA FLORIDA TAX-FREE INCOME FUND (Ticker Symbol: UFLTX)

--------------------------------------------------------------------------------
                                                9/30/11            3/31/11
--------------------------------------------------------------------------------
Net Assets                                   $157.0 Million     $148.2 Million
Net Asset Value Per Share                        $9.68              $8.97

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                  $0.415              $0.421
Capital Gain Distributions Per Share
Dollar-Weighted Average                         $0.032              $0.032
Portfolio Maturity(+)                         17.2 Years          18.2 Years

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/11
--------------------------------------------------------------------------------
   3/31/11 to 9/30/11            1 Year            5 Years            10 Years
         10.29%*                 3.74%              4.00%              4.63%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD**                           EXPENSE RATIO AS OF 3/31/11***
--------------------------------------------------------------------------------
     As of 9/30/11                                          0.63%
         3.71%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit USAA.COM.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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                                                        INVESTMENT OVERVIEW |  7

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2011

--------------------------------------------------------------------------------
              TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years         4.63%          =           4.61%           +         0.02%
5 Years          4.00%          =           4.72%           +        (0.72)%
1 Year           3.74%          =           4.54%           +        (0.80)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2002-SEPTEMBER 30, 2011

        [CHART OF ANNUAL TOTAL RETURN, DIVIDEND RETURN AND PRICE CHANGE]

--------------------------------------------------------------------------------
                   TOTAL RETURN          DIVIDEND RETURN           PRICE CHANGE
--------------------------------------------------------------------------------
9/30/2002              8.53%                  4.95%                   3.58%
9/30/2003              4.26%                  4.56%                  -0.30%
9/30/2004              4.99%                  4.40%                   0.59%
9/30/2005              4.25%                  4.25%                   0.00%
9/30/2006              4.35%                  4.35%                   0.00%
9/30/2007              1.91%                  4.37%                  -2.46%
9/30/2008             -4.33%                  4.46%                  -8.79%
9/30/2009             13.59%                  5.66%                   7.93%
9/30/2010              5.92%                  4.68%                   1.24%
9/30/2011              3.74%                  4.54%                  -0.80%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA FLORIDA TAX-FREE INCOME FUND

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's Dividend Return for the periods ended 9/30/11, and assuming
marginal federal tax rates of:        25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD          DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years             4.61%            6.15%       6.40%       6.88%       7.09%
5 Years              4.72%            6.30%       6.56%       7.05%       7.27%
1 Year               4.54%            6.05%       6.30%       6.77%       6.98%

To match the Fund's closing 30-day SEC Yield of 3.71% on 9/30/11:

A FULLY TAXABLE INVESTMENT MUST PAY:  4.95%       5.15%       5.54%       5.71%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

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                                                        INVESTMENT OVERVIEW |  9

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL        USAA FLORIDA TAX-FREE      LIPPER GENERAL MUNICIPAL
                MUNICIPAL BOND INDEX           INCOME FUND               DEBT FUNDS INDEX
09/30/01             $10,000.00                $10,000.00                   $10,000.00
10/31/01              10,119.15                 10,114.29                    10,104.40
11/30/01              10,033.84                 10,023.03                    10,001.20
12/31/01               9,938.91                  9,937.21                     9,895.31
01/31/02              10,111.31                 10,068.06                    10,049.34
02/28/02              10,233.13                 10,180.48                    10,171.26
03/31/02              10,032.59                  9,999.38                     9,978.05
04/30/02              10,228.67                 10,175.73                    10,159.34
05/31/02              10,290.83                 10,250.08                    10,222.51
06/30/02              10,399.64                 10,330.10                    10,320.71
07/31/02              10,533.39                 10,444.39                    10,452.89
08/31/02              10,660.02                 10,582.90                    10,555.63
09/30/02              10,893.50                 10,855.91                    10,780.90
10/31/02              10,712.91                 10,606.24                    10,551.71
11/30/02              10,668.39                 10,561.57                    10,512.71
12/31/02              10,893.50                 10,806.77                    10,748.84
01/31/03              10,865.90                 10,761.57                    10,682.37
02/28/03              11,017.81                 10,954.79                    10,845.26
03/31/03              11,024.40                 11,015.67                    10,827.48
04/30/03              11,097.24                 11,144.19                    10,925.43
05/31/03              11,357.08                 11,417.53                    11,185.55
06/30/03              11,308.82                 11,302.85                    11,127.23
07/31/03              10,913.09                 10,900.66                    10,748.03
08/31/03              10,994.48                 11,020.82                    10,827.18
09/30/03              11,317.72                 11,318.10                    11,145.28
10/31/03              11,260.73                 11,261.26                    11,104.97
11/30/03              11,378.09                 11,412.54                    11,231.01
12/31/03              11,472.31                 11,511.36                    11,322.98
01/31/04              11,538.02                 11,529.97                    11,361.13
02/29/04              11,711.67                 11,762.44                    11,539.94
03/31/04              11,670.88                 11,677.26                    11,473.26
04/30/04              11,394.48                 11,365.02                    11,216.26
05/31/04              11,353.16                 11,345.18                    11,180.05
06/30/04              11,394.48                 11,386.27                    11,217.61
07/31/04              11,544.43                 11,579.50                    11,354.68
08/31/04              11,775.78                 11,805.74                    11,567.33
09/30/04              11,838.29                 11,882.39                    11,634.06
10/31/04              11,940.16                 12,005.86                    11,727.74
11/30/04              11,841.67                 11,882.92                    11,640.38
12/31/04              11,986.29                 12,056.67                    11,791.27
01/31/05              12,098.31                 12,190.19                    11,907.81
02/28/05              12,058.06                 12,126.37                    11,877.38
03/31/05              11,982.01                 12,025.43                    11,787.83
04/30/05              12,170.97                 12,236.24                    11,971.55
05/31/05              12,256.99                 12,349.18                    12,064.78
06/30/05              12,333.04                 12,428.19                    12,139.62
07/31/05              12,277.29                 12,362.03                    12,096.15
08/31/05              12,401.25                 12,477.42                    12,219.84
09/30/05              12,317.72                 12,389.77                    12,132.97
10/31/05              12,242.92                 12,308.16                    12,059.92
11/30/05              12,301.69                 12,351.40                    12,114.79
12/31/05              12,407.48                 12,471.47                    12,227.78
01/31/06              12,440.96                 12,512.46                    12,260.72
02/28/06              12,524.49                 12,606.76                    12,357.00
03/31/06              12,438.11                 12,516.87                    12,285.73
04/30/06              12,433.84                 12,508.68                    12,274.54
05/31/06              12,489.23                 12,553.33                    12,336.52
06/30/06              12,442.21                 12,501.07                    12,287.00
07/31/06              12,590.21                 12,644.19                    12,436.47
08/31/06              12,777.03                 12,828.81                    12,621.35
09/30/06              12,865.90                 12,926.75                    12,708.69
10/31/06              12,946.57                 12,996.14                    12,791.14
11/30/06              13,054.50                 13,106.44                    12,898.29
12/31/06              13,008.37                 13,066.66                    12,851.74
01/31/07              12,975.07                 13,033.67                    12,826.25
02/28/07              13,146.04                 13,197.94                    12,979.74
03/31/07              13,113.63                 13,156.40                    12,946.71
04/30/07              13,152.45                 13,189.63                    12,986.87
05/31/07              13,094.21                 13,119.93                    12,931.41
06/30/07              13,026.36                 13,038.91                    12,859.58
07/31/07              13,127.34                 13,085.84                    12,921.70
08/31/07              13,070.70                 12,968.10                    12,798.43
09/30/07              13,264.11                 13,172.28                    12,980.83
10/31/07              13,323.24                 13,235.88                    13,018.60
11/30/07              13,408.19                 13,236.85                    13,040.61
12/31/07              13,445.41                 13,179.13                    13,029.49
01/31/08              13,614.96                 13,377.24                    13,184.08
02/29/08              12,991.63                 12,635.15                    12,510.81
03/31/08              13,362.96                 13,036.86                    12,844.16
04/30/08              13,519.32                 13,212.03                    13,016.22
05/31/08              13,601.07                 13,320.84                    13,115.42
06/30/08              13,447.55                 13,179.07                    12,939.74
07/31/08              13,498.67                 13,177.02                    12,926.73
08/31/08              13,656.63                 13,315.55                    13,047.45
09/30/08              13,016.21                 12,601.27                    12,355.51
10/31/08              12,883.35                 12,196.45                    11,979.68
11/30/08              12,924.31                 12,189.89                    11,840.81
12/31/08              13,112.73                 12,044.95                    11,797.79
01/31/09              13,592.70                 12,525.94                    12,354.34
02/28/09              13,664.12                 12,692.90                    12,476.51
03/31/09              13,666.61                 12,701.27                    12,433.20
04/30/09              13,939.63                 13,044.65                    12,789.21
05/31/09              14,087.09                 13,331.09                    13,083.51
06/30/09              13,955.12                 13,253.80                    12,950.12
07/31/09              14,188.60                 13,443.08                    13,154.56
08/31/09              14,431.17                 13,670.21                    13,488.99
09/30/09              14,949.07                 14,314.54                    14,175.64
10/31/09              14,635.26                 14,030.55                    13,808.71
11/30/09              14,756.19                 14,054.50                    13,850.75
12/31/09              14,806.05                 14,175.65                    13,980.42
01/31/10              14,883.17                 14,256.46                    14,049.19
02/28/10              15,027.43                 14,386.33                    14,181.70
03/31/10              14,991.45                 14,379.77                    14,191.89
04/30/10              15,173.64                 14,543.87                    14,378.19
05/31/10              15,287.45                 14,670.42                    14,453.97
06/30/10              15,296.53                 14,647.45                    14,436.35
07/31/10              15,487.27                 14,794.70                    14,607.69
08/31/10              15,841.85                 15,170.32                    14,980.81
09/30/10              15,817.10                 15,161.81                    14,993.15
10/31/10              15,773.29                 15,137.01                    14,961.57
11/30/10              15,457.88                 14,709.99                    14,548.42
12/31/10              15,158.33                 14,302.64                    14,212.64
01/31/11              15,046.66                 14,040.00                    14,035.22
02/28/11              15,286.20                 14,300.37                    14,261.59
03/31/11              15,235.26                 14,260.58                    14,208.58
04/30/11              15,508.11                 14,523.83                    14,446.44
05/31/11              15,773.11                 14,927.56                    14,754.98
06/30/11              15,828.14                 15,029.95                    14,855.28
07/31/11              15,989.67                 15,229.72                    15,012.74
08/31/11              16,263.23                 15,447.08                    15,214.45
09/30/11              16,431.35                 15,732.14                    15,443.16

                                   [END CHART]

                       Data from 9/30/01 through 9/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Florida Tax-Free Income Fund to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.*

*Effective April 20, 2010, the Lipper Florida Municipal Debt Funds category was deleted and funds within this category were moved to the Lipper Other States Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

10  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                USAA FLORIDA TAX-FREE     LIPPER OTHER STATES MUNICIPAL
                     INCOME FUND               DEBT FUNDS AVERAGE
09/30/02                4.51%                         4.35%
09/30/03                4.43                          4.23
09/30/04                4.24                          4.05
09/30/05                4.18                          3.90
09/30/06                4.22                          3.79
09/30/07                4.46                          3.82
09/30/08                5.08                          4.13
09/30/09                4.61                          3.81
09/30/10                4.42                          3.71
09/30/11                4.28                          3.77

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/02 to 9/30/11.

The Lipper Other States Municipal Debt Funds Average is an average of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/11
                                (% of Net Assets)

Hospital ................................................................  20.7%
Appropriated Debt .......................................................  19.0%
Water/Sewer Utility .....................................................   8.5%
Buildings ...............................................................   8.4%
Education ...............................................................   7.3%
General Obligation ......................................................   7.3%
Electric Utilities ......................................................   5.5%
Toll Roads ..............................................................   3.4%
Airport/Port ............................................................   2.8%
Special Assessment/Tax/Fee ..............................................   2.8%

You will find a complete list of securities that the Fund owns on pages 16-18.

================================================================================

12  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

                      o PORTFOLIO RATINGS MIX -- 9/30/11 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AA                                                         55.5%
A                                                          26.2%
BBB                                                        11.0%
UNRATED                                                     2.2%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS         5.1%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes in the above chart. Securities with short-term investment-grade ratings represent the two highest short-term credit ratings. The below investment-grade category includes both long-term and short-term securities.

      Percentages are of the total market value of the Fund's investments.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS)  Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp, National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain

================================================================================

14  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

         subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: DEPFA Bank plc or Dexia Credit Local.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  IDA    Industrial Development Authority/Agency
  PRE    Prerefunded to a date prior to maturity
  USD    Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON          FINAL                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (90.4%)

            FLORIDA (78.1%)
$ 2,000     Brevard County Health Facilities Auth.           7.00%         4/01/2039             $ 2,223
  5,000     Brevard County School Board (INS)                5.00          7/01/2032               5,137
  1,500     Broward County                                   5.25         10/01/2034               1,628
    610     Broward County Educational Facilities
               Auth. (INS)                                   5.75          4/01/2020                 614
    645     Broward County Educational Facilities
               Auth. (INS)                                   5.75          4/01/2021                 649
    350     Broward County School Board (INS)                5.25          7/01/2027                 370
  5,000     Broward County School Board (INS)                5.00          7/01/2032               5,063
  2,000     Clearwater                                       5.25         12/01/2039               2,181
  4,000     Department of Children and Family Services       5.00         10/01/2025               4,179
  1,500     Escambia County                                  6.25         11/01/2033               1,599
  1,000     Escambia County Housing Finance Auth. (INS)      5.75          6/01/2031               1,076
  3,000     Florida State Univ. Financial Assistance, Inc.   5.00         10/01/2031               3,025
  1,500     Gainesville                                      5.25         10/01/2034               1,632
  1,000     Hialeah Gardens Health Care Facilities Auth.
               (LOC - SunTrust Bank)                         5.00          8/15/2037                 959
  3,500     Highlands County Health Facilities Auth.         5.00         11/15/2031               3,553
    625     Hillsborough County (INS)                        5.13          3/01/2020                 626
  4,000     Hillsborough County IDA                          5.50         10/01/2023               4,078
  5,750     Jacksonville Economic Dev. Commission            5.00         11/15/2036               5,841
  2,470     Jacksonville Health Facilities Auth.             5.25         11/15/2032               2,519
  4,000     Lake County School Board (INS)                   5.00          7/01/2029               4,047
  2,500     Loan Council Revenue (INS)                       5.25         10/01/2033               2,659
  1,500     Miami (INS)                                      5.00         10/01/2034               1,561
  2,000     Miami (INS)                                      5.25          7/01/2035               2,074
  2,000     Miami Beach                                      5.00          9/01/2040               2,072
  4,400     Miami-Dade County (INS)                          5.75         10/01/2024               4,438
  1,250     Miami-Dade County                                5.00         10/01/2034               1,318
  3,000     Miami-Dade County School Board (INS)             5.25          2/01/2027               3,239
  4,000     Orange County Health Facilities Auth. (PRE)      5.75         12/01/2027               4,256
  6,255     Orange County Health Facilities Auth.            5.13         11/15/2039               6,154
  3,000     Orange County School Board (INS)                 5.00          8/01/2032               3,066
  2,000     Orange County School Board (INS)                 5.50          8/01/2034               2,138
  3,000     Orlando-Orange County Expressway Auth.           5.00          7/01/2035               3,168
  2,000     Orlando-Orange County Expressway Auth.           5.00          7/01/2035               2,112
  4,000     Polk County Utility Systems (INS)                5.00         10/01/2030               4,087
  4,000     Port St. Lucie Utility System (INS)              4.64(a)       9/01/2032               1,215
  4,000     Port St. Lucie Utility System (INS)              4.65(a)       9/01/2033               1,148
  1,000     Sarasota County Public Hospital District         5.63          7/01/2039               1,028

================================================================================

16  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$ 5,000     South Miami Health Facilities Auth.              4.63%         8/15/2029            $  5,020
  2,000     St. Johns County IDA (INS)(b)                    5.50          3/01/2017               2,004
  3,000     St. Petersburg Health Facilities Auth.           6.50         11/15/2039               3,358
  3,400     Sumter County (INS)                              5.00          6/01/2036               3,467
  2,200     Tampa Housing Auth.                              4.85          7/01/2036               2,224
  2,250     Univ. of Tampa (INS)                             5.50          4/01/2022               2,269
  1,500     Univ. of Tampa (INS)                             5.50          4/01/2026               1,508
  2,350     Volusia County Educational Facilities
               Auth. (INS)                                   5.00         10/15/2029               2,412
  2,350     Volusia County School Board (INS)                5.00          8/01/2031               2,381
  1,165     West Palm Beach Community
               Redevelopment Agency                          5.00          3/01/2029               1,177
                                                                                                --------
                                                                                                 122,552
                                                                                                --------
            ARKANSAS (1.4%)
  1,000     Dev. Finance Auth. (INS)                         4.97(a)       7/01/2028                 475
  1,165     Dev. Finance Auth. (INS)                         4.98(a)       7/01/2029                 519
  1,150     Dev. Finance Auth. (INS)                         4.99(a)       7/01/2030                 476
  2,500     Dev. Finance Auth. (INS)                         5.03(a)       7/01/2036                 754
                                                                                                --------
                                                                                                   2,224
                                                                                                --------
            CONNECTICUT (1.2%)
  5,000     Mashantucket Western Pequot Tribe,
               acquired 11/09/2007; cost $4,834(b),(c),(d)   5.75          9/01/2034               1,855
                                                                                                --------
            DISTRICT OF COLUMBIA (1.3%)
  2,870     Community Academy Public Charter School,
               Inc. (INS)                                    4.88          5/01/2037               2,066
                                                                                                --------
            ILLINOIS (1.0%)
  1,835     Village of Montgomery Kane and Kendall
               Counties (INS)                                4.70          3/01/2030               1,582
                                                                                                --------
            MASSACHUSETTS (1.2%)
  2,000     Dev. Finance Agency (INS)                        5.00          3/01/2036               1,884
                                                                                                --------
            MICHIGAN (2.2%)
 10,000     Building Auth. (INS)                             5.01(a)      10/15/2030               3,402
                                                                                                --------
            MISSISSIPPI (0.6%)
  1,000     Hospital Equipment and Facilities Auth.          5.25         12/01/2026                 996
                                                                                                --------
            NORTH DAKOTA (1.1%)
  1,685     Williams County                                  5.00         11/01/2026               1,703
                                                                                                --------
            TENNESSEE (1.2%)
  4,155     Knox County Health, Educational and
               Housing Facilities Board                      5.02(a)       1/01/2036                 986
  4,000     Knox County Health, Educational and Housing
               Facilities Board                              5.03(a)       1/01/2037                 890
                                                                                                --------
                                                                                                   1,876
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON          FINAL                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            TEXAS (1.1%)
$ 2,000     Tarrant County Cultural Education Facilities
              Finance Corp.                                  5.13%         5/15/2037            $  1,759
                                                                                                --------
            Total Fixed-Rate Instruments (cost: $143,941)                                        141,899
                                                                                                --------
            PUT BONDS (2.9%)

            FLORIDA (2.9%)
  4,000     Putnam County Dev. Auth. (INS) (cost: $4,000)    5.35          3/15/2042               4,586
                                                                                                --------
            VARIABLE-RATE DEMAND NOTES (5.1%)

            CALIFORNIA (3.8%)
  5,900     Hacienda La Puente USD
              (LIQ)(LOC - Dexia Credit Local)(b)             2.56          8/01/2024               5,900
                                                                                                --------
            ILLINOIS (1.3%)
  2,000     Illinois State (LIQ)                             3.25         10/01/2033               2,000
                                                                                                --------
            Total Variable-Rate Demand Notes
              (cost: $7,900)                                                                       7,900
                                                                                                --------

            TOTAL INVESTMENTS (COST: $155,841)                                                  $154,385
                                                                                                ========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                           $-            $141,899             $-        $141,899
Put Bonds                                         -               4,586              -           4,586
Variable-Rate Demand Notes                        -               7,900              -           7,900
------------------------------------------------------------------------------------------------------
Total                                            $-            $154,385             $-        $154,385
------------------------------------------------------------------------------------------------------

For the period of April 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2011, was $1,855,000, which represented 1.2% of the Fund's net assets.

    (d) Currently the issuer is in default with respect to interest and/or principal payments.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $155,841)         $154,385
  Cash                                                                       191
  Receivables:
     Capital shares sold                                                     182
     Interest                                                              2,458
                                                                        --------
         Total assets                                                    157,216
                                                                        --------
LIABILITIES
  Payables:
     Capital shares redeemed                                                  23
     Dividends on capital shares                                             152
  Accrued management fees                                                     47
  Accrued transfer agent's fees                                                1
  Other accrued expenses and payables                                         22
                                                                        --------
         Total liabilities                                                   245
                                                                        --------
            Net assets applicable to capital shares outstanding         $156,971
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $158,357
  Accumulated net realized gain on investments                                70
  Net unrealized depreciation of investments                              (1,456)
                                                                        --------
            Net assets applicable to capital shares outstanding         $156,971
                                                                        ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                             16,209
                                                                        ========
  Net asset value, redemption price, and offering price per share       $   9.68
                                                                        ========

See accompanying notes to financial statements.

================================================================================

20  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $ 3,853
                                                                         -------
EXPENSES
   Management fees                                                           286
   Administration and servicing fees                                         115
   Transfer agent's fees                                                      25
   Custody and accounting fees                                                17
   Postage                                                                     1
   Shareholder reporting fees                                                  7
   Trustees' fees                                                              7
   Professional fees                                                          31
   Other                                                                       7
                                                                         -------
         Total expenses                                                      496
                                                                         -------
NET INVESTMENT INCOME                                                      3,357
                                                                         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                        (555)
   Change in net unrealized appreciation/depreciation                     12,257
                                                                         -------
         Net realized and unrealized gain                                 11,702
                                                                         -------
   Increase in net assets resulting from operations                      $15,059
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2011 (unaudited), and year ended March 31, 2011

---------------------------------------------------------------------------------------
                                                           9/30/2011          3/31/2011
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                     $  3,357           $  7,612
  Net realized gain (loss) on investments                       (555)             1,132
  Change in net unrealized appreciation/depreciation
     of investments                                           12,257             (9,931)
                                                            ---------------------------
     Increase (decrease) in net assets resulting
        from operations                                       15,059             (1,187)
                                                            ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                       (3,357)            (7,611)
  Net realized gains                                               -               (570)
                                                            ---------------------------
     Total distributions of net realized gains                (3,357)            (8,181)
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                    3,871             26,642
  Reinvested dividends                                         2,421              6,006
  Cost of shares redeemed                                     (9,238)           (47,742)
                                                            ---------------------------
     Decrease in net assets from capital
        share transactions                                    (2,946)           (15,094)
                                                            ---------------------------
  Net increase (decrease) in net assets                        8,756            (24,462)
NET ASSETS
  Beginning of period                                        148,215            172,677
                                                            ---------------------------
  End of period                                             $156,971           $148,215
                                                            ===========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    411              2,790
  Shares issued for dividends reinvested                         257                638
  Shares redeemed                                               (983)            (5,096)
                                                            ---------------------------
     Decrease in shares outstanding                             (315)            (1,668)
                                                            ===========================

See accompanying notes to financial statements.

================================================================================

22  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Florida Tax-Free Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax. The Florida intangible personal property tax was repealed January 1, 2007, so the Fund will focus on the component of its investment objective that seeks to provide investors with a high level of current income that is exempt from federal income taxes.

The Board of Trustees of USAA Mutual Funds Trust (Trust) approved the closure of the Florida Tax-Free Income Fund to new investors effective as of the close of business on September 23, 2011.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

         The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of

================================================================================

24  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

    investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in Florida tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an

================================================================================

26  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds' were assessed proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2011, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2012, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2011, the Fund did

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   27

================================================================================

not incur any income tax, interest, or penalties. As of September 30 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2011, were $7,487,000 and $18,783,000, respectively.

As of September 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2011, were $4,742,000 and $6,198,000, respectively, resulting in net unrealized depreciation of $1,456,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $286,000, resulting in an effective annualized management fee of 0.37% of the Fund's average net assets for the same period.

================================================================================

28  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $115,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2011, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $25,000.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(7) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

30  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                    SEPTEMBER 30,                       YEAR ENDED MARCH 31,
                                    -------------------------------------------------------------------------
                                        2011         2011         2010         2009         2008         2007
                                    -------------------------------------------------------------------------
Net asset value at
 beginning of period                $   8.97     $   9.49     $   8.79     $   9.57     $  10.11     $  10.04
                                    -------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                   .21          .42          .44          .45          .45          .43
 Net realized and
  unrealized gain (loss)                 .71         (.49)         .70         (.70)        (.54)         .07
                                    -------------------------------------------------------------------------
Total from investment operations         .92         (.07)        1.14         (.25)        (.09)         .50
                                    -------------------------------------------------------------------------
Less distributions from:
 Net investment income                  (.21)        (.42)        (.44)        (.45)        (.45)        (.43)
 Realized capital gains                    -         (.03)           -         (.08)           -            -
                                    -------------------------------------------------------------------------
Total distributions                     (.21)        (.45)        (.44)        (.53)        (.45)        (.43)
                                    -------------------------------------------------------------------------
Net asset value at end of period    $   9.68     $   8.97     $   9.49     $   8.79     $   9.57     $  10.11
                                    =========================================================================
Total return (%)*                      10.29         (.83)       13.22(c)     (2.57)        (.90)        5.12
Net assets at
 end of period (000)                $156,971     $148,215     $172,677     $156,264     $193,602     $233,061
Ratios to average net assets:**
 Expenses (%)(a)                         .65(b)       .63          .62(c)       .64          .57          .62
 Net investment income (%)              4.37(b)      4.46         4.77         4.94         4.57         4.31
Portfolio turnover (%)                     5           15            8            7           14           25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2011, average net assets were $153,176,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The
    Fund's expenses paid indirectly decreased the expense ratios as follows:
                                        (.00%)(+)    (.00%)(+)    (.00%)(+)       -         (.01%)       (.01%)
    (+) Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) During the year ended March 31, 2010, SAS reimbursed the Fund $1,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than
    0.01%. This decrease is excluded from the expense ratios above.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

EXPENSE EXAMPLE

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2011, through September 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values

================================================================================

32  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                         BEGINNING              ENDING             DURING PERIOD*
                                        ACCOUNT VALUE        ACCOUNT VALUE        APRIL 1, 2011 -
                                        APRIL 1, 2011      SEPTEMBER 30, 2011    SEPTEMBER 30, 2011
                                      -------------------------------------------------------------
Actual                                    $1,000.00            $1,102.90                $3.42

Hypothetical
 (5% return before expenses)               1,000.00             1,021.75                 3.29

* Expenses are equal to the Fund's annualized expense ratio of 0.65%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 10.29% for the six-month period of April 1, 2011, through September 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  33

================================================================================

ADVISORY AGREEMENT

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager.

At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund

================================================================================

34  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

                                                        ADVISORY AGREEMENT |  35

================================================================================

also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund

================================================================================

36  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe for the one- and five-year periods ended December 31, 2010, and was above the average of its performance universe for the three-year period ended December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2010. The Board took into account management's discussion of the Fund's performance, as well as any steps taken to address the Fund's performance, including management's continued monitoring of the Fund.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and

================================================================================

                                                        ADVISORY AGREEMENT |  37

================================================================================

administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

38  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

TRUSTEES                                    Christopher W. Claus
                                            Barbara B. Dreeben
                                            Robert L. Mason, Ph.D.
                                            Barbara B. Ostdiek, Ph.D.
                                            Michael F. Reimherr
                                            Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                              USAA Investment Management Company
INVESTMENT ADVISER,                         P.O. Box 659453
UNDERWRITER, AND                            San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                              USAA Shareholder Account Services
                                            9800 Fredericksburg Road
                                            San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                               State Street Bank and Trust Company
ACCOUNTING AGENT                            P.O. Box 1713
                                            Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                 Ernst & Young LLP
REGISTERED PUBLIC                           100 West Houston St., Suite 1800
ACCOUNTING FIRM                             San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                 Under "My Accounts" on
SELF-SERVICE 24/7                           usaa.com select "Investments"
AT USAA.COM

OR CALL                                     Under "Investments" view
(800) 531-USAA                              account balances, or click
        (8722)                              "I want to...," and select
                                            the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                                 --------------
       San Antonio, TX 78288                                       PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
                                                                --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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        USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   39612-1111                                (C)2011, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/28/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.